Employee Benefits Plan - Net Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (629)	$ (701)
Plan expense recognized in income statement:
Plan income (expense) recognized in income statement	40	(80)
Actuarial gains (losses)	78	(53)
Exchange differences	7	1
Contributions paid	34	203
Disposals of businesses		1
End of period	(470)	(629)
Net plan surpluses recognized in non-current assets	128	85
Net plan obligations recognized in non-current liabilities	(598)	(714)
Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(510)	(589)
Plan expense recognized in income statement:
Plan income (expense) recognized in income statement	43	(67)
Actuarial gains (losses)	60	(49)
Exchange differences	5	1
Contributions paid	28	195
Other	2	(1)
End of period	(372)	(510)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(119)	(112)
Plan expense recognized in income statement:
Plan income (expense) recognized in income statement	(3)	(13)
Actuarial gains (losses)	18	(4)
Exchange differences	2
Contributions paid	6	8
Disposals of businesses		1
Other	(2)	1
End of period	$ (98)	$ (119)